Reinhart Mid Cap PMV Fund
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Communication Services - 2.5%
Live Nation Entertainment (a)	21,045	$3,017,011

Consumer Discretionary - 11.3%
Allison Transmission Holdings	29,830	3,035,203
LKQ	82,110	3,464,221
Tapestry, Inc.	38,755	3,310,452
TransUnion	42,870	3,962,474
		13,772,350

Consumer Staples - 2.9%
BJ's Wholesale Club Holdings (a)	18,530	1,876,348
Dollar General	21,330	1,582,259
		3,458,607

Energy - 2.7%
Baker Hughes, Class A	73,035	3,256,631

Financials - 23.6%
Affiliated Managers Group	21,930	3,746,740
American Financial Group	18,120	2,288,194
BOK Financial	22,261	2,425,558
Fidelity National Information Services	35,720	2,540,406
Global Payments	25,335	2,667,269
Intercontinental Exchange	14,365	2,488,449
LPL Financial Holdings	9,990	3,713,683
M&T Bank	17,275	3,311,963
Progressive	8,785	2,477,370
White Mountains Insurance Group	1,648	3,047,976
		28,707,608

Health Care - 8.9%
Charles River Laboratories International (a)	15,665	2,589,581
Encompass Health	30,812	3,085,514
Lantheus Holdings (a)	25,880	2,428,061
Zimmer Biomet Holdings	25,640	2,674,765
		10,777,921

Industrials - 15.1%
Insperity	57,065	5,020,008
Paycom Software	21,530	4,725,189
Sensata Technologies Holding	90,000	2,596,500
Snap-on	3,845	1,311,799
U-Haul Holding, Series N	59,440	3,658,532
WillScot Mobile Mini Holdings Corp.	33,510	1,104,154
		18,416,182

Information Technology - 11.1%
Cognizant Technology Solutions - Class A	30,235	2,519,482
Fidelity National Financial	49,105	3,168,746
Keysight Technologies (a)	12,645	2,017,257
Microchip Technology, Inc.	29,280	1,723,421
SS&C Technologies Holdings	45,135	4,019,272
		13,448,178

Materials - 6.5%
Avantor (a)	160,220	2,675,674
Eagle Materials	12,175	2,754,107
FMC	68,400	2,523,960
		7,953,741

Real Estate - 8.2%
Americold Realty Trust - REIT	137,110	3,143,932
Camden Property Trust - REIT	26,795	3,324,188
Rexford Industrial Realty - REIT	85,375	3,527,695
		9,995,815

Utilities - 2.5%
Xcel Energy, Inc.	42,665	3,076,146
TOTAL COMMON STOCKS (Cost $88,962,518)		115,880,190

SHORT-TERM INVESTMENTS - 4.9%		Value
Money Market Funds - 4.9%	Shares
First American Treasury Obligations Fund - Class X, 4.28% (b)	5,963,714	5,963,714
TOTAL SHORT-TERM INVESTMENTS (Cost $5,963,714)		5,963,714

TOTAL INVESTMENTS - 100.2% (Cost $94,926,232)		121,843,904
Liabilities in Excess of Other Assets - (0.2)%		(184,997)
TOTAL NET ASSETS - 100.0%		$121,658,907
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT – Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Reinhart Mid Cap PMV Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$115,880,190	$–	$–	$115,880,190
Money Market Funds	5,963,714	–	–	5,963,714
Total Investments	$121,843,904	$–	$–	$121,843,904

Refer to the Schedule of Investments for further disaggregation of investment categories.